Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020
Leases [Abstract]
Cash outflows from operating activities attributable to operating leases	$ 9,186	$ 10,245
Right-of-use assets obtained in exchange for operating lease liabilities	$ 2,562	$ 3,509